Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

24.Income Taxes

The income tax expense (benefit) for the years ended December 31, 2020, 2019 and 2018 was comprised of:

	2020		2019		2018
Income taxes, current (1)	Ps.	6,802,510	Ps.	5,267,157	Ps.	6,448,961
Income taxes, deferred		(1,574,610)		(2,598,712)		(2,058,457)
	Ps.	5,227,900	Ps.	2,668,445	Ps.	4,390,504

(1)	The current income tax of Mexican companies payable in Mexico represented 93%, 95% and 91% of total current income taxes in 2020, 2019 and 2018, respectively.

The Mexican corporate income tax rate was 30% in 2020, 2019 and 2018, and will be 30% in 2021.

2014 Tax Reform

As a result of a 2014 Mexican Tax Reform (the “2014 Tax Reform”), which included the elimination of the tax consolidation regime allowed for Mexican controlling companies, beginning on January 1, 2014, the Company is no longer allowed to consolidate income or loss of its Mexican subsidiaries for income tax purposes and: (i) accounted for an additional income tax liability for the elimination of the tax consolidation regime in the aggregate amount of Ps.6,813,595 as of December 31, 2013; (ii) recognized a benefit from tax loss carryforwards of Mexican companies in the Group in the aggregate amount of Ps.7,936,044 as of December 31, 2013; and (iii) adjusted the carrying amount of deferred income taxes from temporary differences by recognizing such effects on a separate company basis by using the enacted corporate income tax rate as of December 31, 2013.

The income tax payable as of December 31, 2020 and 2019, in connection with the 2014 Tax Reform, is as follows:

	2020		2019
Tax losses of subsidiaries, net	Ps.	1,759,301	Ps.	3,230,248
Less: Current portion (a)		992,186		1,470,529
Non-current portion (b)	Ps.	767,115	Ps.	1,759,719

(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2020 and 2019.
(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2020 and 2019.

Maturities of income tax payable as of December 31, 2020, in connection with the 2014 Mexican Tax Reform, are as follows:

2021	Ps.	992,186
2022		643,171
2023		123,944
	Ps.	1,759,301

The following items represent the principal differences between income taxes computed at the statutory rate and the Group’s provision for income taxes.

	%	%	%
	2020	2019	2018
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes	25	5	5
Asset tax	—	(2)	—
Tax loss carryforwards	7	(13)	(4)
2014 Tax Reform	—	1	2
Foreign operations	(2)	8	3
Disposition of investments	—	3	2
Disposition of Radiópolis	3	—	—
Share of income in associates and joint ventures, net	2	(2)	(1)
Impairment loss in investment in shares of UHI	30	—	—
Effective income tax rate	95	30	37

The Group has recognized the benefits from tax loss carryforwards of Mexican companies in the Group as of December 31, 2020 and 2019. The years of expiration of tax loss carryforwards as of December 31, 2020, are as follows:

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2021	Ps.	157,193
2022		396,066
2023		117,080
2024		230,772
2025		8,706,619
Thereafter		12,328,495
	Ps.	21,936,225

As of December 31, 2020, tax loss carryforwards of Mexican companies in the Group for which deferred tax assets were not recognized amounted to Ps.3,644,289, and will expire between 2021 and 2028.

During 2020, 2019 and 2018, certain Mexican subsidiaries utilized operating tax loss carryforwards in the amounts of Ps.6,160,740, Ps.6,457,550 and Ps.14,072,331, respectively.

In addition to the tax loss carryforwards of Mexican companies in the Group referred as of December 31, 2020, the Group has tax loss carryforwards derived from the disposal in 2014 of its former investment in GSF Telecom Holdings, S.A.P.I. de C.V. (“GSF”) in the amount of Ps.15,562,391. As of December 31, 2020, tax loss carryforwards derived from this disposal for which deferred taxes were recognized amounted to Ps.15,562,391, and will expire in 2025.

As of December 31, 2020, tax loss carryforwards of subsidiaries in South America, the United States, and Europe amounted to Ps.3,034,191, and will expire between 2021 and 2037.

The deferred income taxes as of December 31, 2020 and 2019, were principally derived from the following temporary differences and tax loss carryforwards:

	2020		2019

Assets:
Accrued liabilities	Ps.	6,219,312	Ps.	4,352,021
Loss allowance		1,235,658		1,550,482
Customer advances		1,600,334		1,499,462
Derivative financial instruments		972,991		273,210
Property, plant and equipment, net		2,084,550		1,650,860
Prepaid expenses and other items		5,868,717		3,700,673
Tax loss carryforwards:
Operating		5,481,738		7,433,425
Capital(1)		5,767,847		5,591,581

Liabilities:
Investments		(729,910)		(6,676,401)
Derivative financial instruments		—		—
Intangible assets and transmission rights		(2,549,784)		(2,406,145)
Deferred income tax assets of Mexican companies		25,951,453		16,969,168
Deferred income tax assets of certain foreign subsidiaries		261,929		163,747
Deferred income tax assets, net	Ps.	26,213,382	Ps.	17,132,915

(1)	Net of the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.4,668,717 and Ps.4,526,042 in 2020 and 2019, respectively.

The deferred tax assets are in tax jurisdictions in which the Group considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate taxable income in subsequent periods.

The gross rollforward of deferred income tax assets, net, is as follows:

	2020		2019
At January 1	Ps.	17,132,915	Ps.	13,791,257
Statement of income credit		1,574,610		2,598,712
Other comprehensive income (“OCI”) credit		7,528,693		1,154,097
Retained earnings charge		—		(342,420)
Disposed operations		(22,836)		(68,731)
At December 31	Ps.	26,213,382	Ps.	17,132,915

The rollforward of deferred income tax assets and liabilities for the year 2020, was as follows:

			Credit (Charge)		Credit (Charge)
			to Consolidated		to OCI and
	At January 1,		Statement of		Retained		Disposed		At December 31,
	2020		Income		Earnings		Operations		2020
Assets:
Accrued liabilities	Ps.	4,352,021	Ps.	1,867,291	Ps.	—	Ps.	—	Ps.	6,219,312
Loss allowance		1,550,482		(314,824)		—		—		1,235,658
Customer advances		1,499,462		100,872		—		—		1,600,334
Derivative financial instruments		273,210		288,737		411,044		—		972,991
Property, plant and equipment, net		1,650,860		433,690		—		—		2,084,550
Prepaid expenses and other items		3,700,673		2,087,586		103,294		(22,836)		5,868,717
Tax loss carryforwards		13,025,006		(1,516,219)		(259,202)		—		11,249,585
Deferred income tax assets of foreign subsidiaries		163,747		98,182		—		—		261,929

Liabilities:
Investments		(6,676,401)		(1,327,066)		7,273,557		—		(729,910)
Derivative financial instruments		—		—		—		—		—
Intangible assets and transmission rights		(2,406,145)		(143,639)		—		—		(2,549,784)
Deferred income tax assets, net	Ps.	17,132,915	Ps.	1,574,610	Ps.	7,528,693	Ps.	(22,836)	Ps.	26,213,382

The rollforward of deferred income tax assets and liabilities for the year 2019, was as follows:

							Reclassification
			Credit (Charge)		Credit (Charge)		to Current
			to Consolidated		to OCI and		Assets
	At January 1,		Statement of		Retained		(Liabilities)		At December 31,
	2019		Income		Earnings		Held for Sale		2019
Assets:
Accrued liabilities	Ps.	3,619,288	Ps.	732,733	Ps.	—	Ps.	—	Ps.	4,352,021
Loss allowance		1,344,425		206,057		—		—		1,550,482
Customer advances		1,799,330		(299,868)		—		—		1,499,462
Derivative financial instruments		—		(183,364)		456,574		—		273,210
Property, plant and equipment, net		1,570,890		79,970		—		—		1,650,860
Prepaid expenses and other items		1,125,387		2,586,763		57,254		(68,731)		3,700,673
Tax loss carryforwards		13,015,397		334,122		(324,513)		—		13,025,006
Deferred income tax assets of foreign subsidiaries		221,392		(57,645)		—		—		163,747

Liabilities:
Investments		(7,812,896)		514,133		622,362		—		(6,676,401)
Derivative financial instruments		(248,547)		248,547		—		—		—
Intangible assets and transmission rights		(843,409)		(1,562,736)		—		—		(2,406,145)
Deferred income tax assets, net	Ps.	13,791,257	Ps.	2,598,712	Ps.	811,677	Ps.	(68,731)	Ps.	17,132,915

The tax (charge) credit relating to components of other comprehensive income is as follows:

	2020
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(344,313)	Ps.	103,294	Ps.	(241,019)
Exchange differences on translating foreign operations		133,522		408,221		541,743
Derivative financial instruments cash flow hedges		(1,370,145)		411,044		(959,101)
Warrants exercised for common stock of UHI		(21,899,164)		6,639,400		(15,259,764)
Open-Ended Fund		(904,423)		268,906		(635,517)
Other equity instruments		(353,496)		106,049		(247,447)
Share of loss of associates and joint ventures		(61,033)		—		(61,033)
Other comprehensive loss	Ps.	(24,799,052)	Ps.	7,936,914	Ps.	(16,862,138)
Current tax			Ps.	408,221
Deferred tax				7,528,693
			Ps.	7,936,914

	2019
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(247,092)	Ps.	74,128	Ps.	(172,964)
Remeasurement of post-employment benefit obligations of assets held for sale		(3,445)		1,033		(2,412)
Exchange differences on translating foreign operations		(98,422)		(101,323)		(199,745)
Derivative financial instruments cash flow hedges		(1,521,912)		456,574		(1,065,338)
Warrants exercisable for common stock of UHI		257,306		(77,192)		180,114
Open-Ended Fund		(351,202)		112,590		(238,612)
Other equity instruments		(794,624)		238,387		(556,237)
Other financial assets		111		(33)		78
Share of loss of associates and joint ventures		(236,159)		—		(236,159)
Other comprehensive loss	Ps.	(2,995,439)	Ps.	704,164	Ps.	(2,291,275)
Current tax			Ps.	(449,933)
Deferred tax				1,154,097
			Ps.	704,164

	2018
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations (1)	Ps.	(97,086)	Ps.	230,623	Ps.	133,537
Exchange differences on translating foreign operations		(859,032)		(587)		(859,619)
Derivative financial instruments cash flow hedges		174,532		(52,359)		122,173
Warrants exercisable for common stock of UHI		(1,347,698)		404,309		(943,389)
Open-Ended Fund		215,957		(64,787)		151,170
Other equity instruments		603,766		(181,130)		422,636
Other financial assets		(111)		33		(78)
Share of loss of associates and joint ventures		(47,313)		—		(47,313)
Other comprehensive loss	Ps.	(1,356,985)	Ps.	336,102	Ps.	(1,020,883)
Current tax			Ps.	(587)
Deferred tax				336,689
			Ps.	336,102

(1)	During 2018, the Group recognized a deferred income tax benefit of Ps.201,497, related to remeasurement of post-employment benefit obligations of prior years.

The Group does not recognize deferred income tax liabilities related to its investments in  certain associates and joint ventures, as either i) the Group is able to control the timing of the reversal of temporary differences arising from these investments, and it is probable that these temporary differences will not reverse in the foreseeable future or ii) no temporary difference arises due to the application of Mexican income tax law. As of December 31, 2020 and 2019, the deferred tax liabilities in connection with the Group’s investments in these associates and joint ventures amounted to an aggregate of Ps. 44,820 and Ps.1,029,209, respectively. In 2019 included primarily the investment in UHI. As of December 31, 2020, this investment had ceased to generate a deferred income tax liability, because of the Group's excercise of the warrants and the resulting temporary difference becoming a deductible temporary difference which is unrecognized in the consolidated financial position.

In December 2018, the Mexican Federal Congress approved reforms to the Economic Plan for 2019, which did not include relevant changes in the Mexican tax legislation, except for the limitation to use overpayments of taxes against the same kind of tax (Value Added Taxes (“VAT”) against VAT), and some incentives for taxpayers operating in the Northern border region of Mexico. Until December 2018, taxpayers were able to offset overpayments of different type of taxes against each other and against taxes withheld. With the tax reform, this ability was eliminated, and taxpayers are only allowed to offset tax overpayments that derive from the same tax. This limitation may affect some of our subsidiaries that recurrently have VAT or Income Tax overpayments but could offset those overpayments against each other (i.e. VAT against Income Tax). Beginning on January 1, 2019, they will only be able to: (i) to request a refund of the overpayment or (ii) to offset tax overpayments against the same tax.

In December 2019, the Mexican Federal Congress approved reforms to the Economic Plan for 2020. These tax reforms included amendments to the Mexican Income Tax Law, Value Added Tax Law, Special Tax on Production and Services Law, and Federal Tax Code, and they became effective as of January 1, 2020. Some of the most relevant changes to the Mexican tax legislation incorporated some of the Actions included in the Base Erosion and Profit Shifting Final Report (BEPS) published by the OCDE in February 2013, such as: (i) limitations to the deduction of net interest paid by companies as well as to some other deductions, (ii) update of the Controlled Foreign Corporation (CFC) Rules, (iii) new provisions to tax transparent entities, (iv) modification of the definition of permanent establishment, and (v) incorporation of new rules to tax digital economy. Some other relevant amendments to avoid tax evasion included: (i) a new obligation of tax advisors and taxpayers to disclose reportable schemes, and (ii) inclusion of general anti-avoidance rule.

In December 2020, the Mexican Federal Congress approved minimum amendments to the Income Tax Law, Value Added Tax Law and Federal Tax Code as part of the Economic Plan for 2021. Regarding the Income Tax Law several changes were made to the general regime applicable to Tax-Exempt Organizations, that aimed to control and restrict the application of such regime to ensure that only the companies that perform non-for-profit activities benefit from the dispositions of such Regime. Another important amendment was the decrease of the rate of annual withholding tax applicable to the capital that produces interest paid by the financial system, which changed from 1.45% to 0.97%. In terms of value added tax, derived from the entry into force of the digital economy dispositions, some more dispositions were included to specify the way to comply with those obligations, as well as penalties to ensure such compliance.